Deposits - Schedule of additional information regarding the bank's deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deposits
Aggregate amount of $100,000 or more	$ 3,035,906	$ 3,138,684
Aggregate amount of deposits in the New York Agency	515,852	657,851
Interest expense on deposits made in the New York Agency	$ 3,852	$ 5,035	$ 6,277